Significant accounting policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Buildings received from ENTel
Significant accounting policies
Estimated useful life (in years)	35 years
Buildings acquired subsequent to 11/8/90
Significant accounting policies
Estimated useful life (in years)	50 years
Telephony equipment and instruments
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum | Improvements in third parties buildings
Significant accounting policies
Estimated useful life (in years)	2 years
Minimum | Tower and pole
Significant accounting policies
Estimated useful life (in years)	10 years
Minimum | Transmission equipment
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Wireless network access
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Switching equipment
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum | Power equipment
Significant accounting policies
Estimated useful life (in years)	7 years
Minimum | External wiring
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Computer equipment and systems
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Installations
Significant accounting policies
Estimated useful life (in years)	2 years
Maximum | Improvements in third parties buildings
Significant accounting policies
Estimated useful life (in years)	5 years
Maximum | Tower and pole
Significant accounting policies
Estimated useful life (in years)	20 years
Maximum | Transmission equipment
Significant accounting policies
Estimated useful life (in years)	20 years
Maximum | Wireless network access
Significant accounting policies
Estimated useful life (in years)	7 years
Maximum | Switching equipment
Significant accounting policies
Estimated useful life (in years)	7 years
Maximum | Power equipment
Significant accounting policies
Estimated useful life (in years)	15 years
Maximum | External wiring
Significant accounting policies
Estimated useful life (in years)	20 years
Maximum | Computer equipment and systems
Significant accounting policies
Estimated useful life (in years)	5 years
Maximum | Installations
Significant accounting policies
Estimated useful life (in years)	10 years